Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Line of Credit

8. Line of Credit

On April 7, 2020 the Company signed a loan and security agreement with a bank for a revolving line of credit of up to $30.0 million. The line bears interest at a rate equal to LIBOR plus 3.5%. The line carries an unused fee of 0.5%. The line will mature on April 7, 2023 The Company is required to maintain a specified adjusted quick ratio and a minimum annual recurring revenue tested by the bank each quarter. The Company pledged, assigned and granted the bank a security interest in all shares, future proceeds and assets as a security for the performance of the loan and security agreement obligations. As of March 31, 2021, the Company is in compliance with all covenants under the line and had no borrowings outstanding under the line of credit.

8. Line of Credit

On April 7, 2020 the Company signed a loan and security agreement with a bank for a revolving line of credit of up to $30.0 million. The line bears interest at a rate equal to LIBOR plus 3.5%. The line carries an unused fee of 0.5%. The line will mature on April 7, 2023 The Company is required to maintain a specified adjusted quick ratio and a minimum annual recurring revenue tested by the bank each quarter. The Company pledged, assigned and granted the bank a security interest in all shares, future proceeds and assets as a security for the performance of the loan and security agreement obligations. As of December 31, 2020, the Company is in compliance with all covenants under the line and had no borrowings outstanding under the line of credit.